UNAUDITED PRO FORMA CONSOLIDATED FINANCIAL STATEMENTS (Tables)	6 Months Ended
Jun. 30, 2020
Condensed Financial Information Disclosure [Abstract]
CONSOLIDATED FINANCIAL STATEMENTS

These unaudited pro forma consolidated financial statements are presented for illustrative purposes only and are not necessarily indicative of the consolidated financial position or results of operations in future periods or the results that actually would have been realized had CMS and SBG been a combined company during the specified periods. The unaudited pro forma consolidated financial statements, including the notes thereto, are qualified in their entirety by reference to, and should be read in conjunction with, SBG's audited financial statements at and for the years ended December 31, 2019 and 2018, SBG’s Q2 2020 Form 10-Q and CMS's audited financial statements for the years ended December 31, 2019 and 2018, as included in herein for the year ended December 31, 2019.

					Pro Forma
				Pro Forma	Condensed
	Splash	Canfield		Adjustments	Consolidated
Revenues	20,387	1,017,833		—	1,038,220

Cost of Sales	(245,500)	(508,874)		—	(754,374)

Gross Margin	(225,113)	508,959		—	283,846

Operating Expenses	4,261,946	979,355		—	5,241,301

Loss from Operations	(4,487,059)	(470,396)		—	(4,957,455)

Interest Expense	(665,195)	(8,376)	(a)	584,830	(88,741)
Other Income (Expense)	16,523	1,538			18,061

Net Loss	(5,135,731)	(477,234)		584,830	(5,028,135)

Net loss per share					(0.12)

Pro forma weighted
average shares outstanding					42,154,947

(a) To reverse interest expense on notes payable which were converted to Common stock concurrently with the Merger Agreement

						Pro Forma
					Pro Forma	Condensed
	Splash		Canfield		Adjustments	Consolidated
Revenues	724,311	(a)	175,273		—	899,584

Cost of Sales	(394,987)	(a)	(105,964)		—	(500,951)

Gross Margin	329,324		69,309		—	398,633

Operating Expenses	2,267,280	(a)	178,811		—	2,446,091

Loss from Operations	(1,937,956)		(109,502)		—	(2,047,458)

Interest Expense	(1,935,491)	(a)	(2,513)	(b)	145,579	(1,792,425)
Other Income (Expense)	51,318	(a)	454			51,772

Net Loss	(3,822,129)		(111,561)		145,579	(3,788,111)

Net loss per share						(0.08)

Pro forma weighted
average shares outstanding						50,428,177

(a) - to include the pre-acquisition results of operations of Canfield Medical Supply, Inc.

(b) To reverse interest expense on notes payable which were converted to Common stock concurrently with the Merger Agreement